Earnings per share - Summary of computation of basic and diluted net loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to Bitauto Holdings Limited	¥ (1,200,118)	¥ (608,352)	¥ (1,611,114)
(Loss)/Income allocation to participating securities of subsidiaries	(3,030)	28,336	(2,936)
Numerator for basic net loss per share	(1,203,148)	(580,016)	(1,614,050)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries			(11,036)
Numerator for diluted net loss per share	¥ (1,203,148)	¥ (580,016)	¥ (1,625,086)
Denominator:
Weighted average number of shares - basic	71,108,532	71,305,353	70,154,910
Weighted average number of shares - diluted	71,108,532	71,305,353	70,154,910
Net loss per ordinary share - basic	¥ (16.92)	¥ (8.13)	¥ (23.01)
Net loss per ordinary share - diluted	¥ (16.92)	¥ (8.13)	¥ (23.16)